Note 4 - Acquisitions (Details) - Businesses Acquired						8 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Sep. 12, 2014	Aug. 29, 2014	May. 08, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquired						10
CorrectMed [Member]
Business Acquisition [Line Items]
Business Acquired					2
Bay Walk-In Clinic, Inc [Member]
Business Acquisition [Line Items]
Business Acquired				2
Mid-South Urgent Care, Inc [Member]
Business Acquisition [Line Items]
Business Acquired			3
MedHelp [Member]
Business Acquisition [Line Items]
Business Acquired		1
Stat Medical Care [Member]
Business Acquisition [Line Items]
Business Acquired	2